As filed with the Securities and Exchange Commission on August 12, 2019

1933 Act Registration Number – 333-186059

1940 Act Registration Number – 811-22794

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 17

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 18

Gator Series Trust

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  813-282-7870

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 17 to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Tampa, Florida on this the 12th day of August, 2019.

Gator Series Trust

By:

/s/ Derek Pilecki_________________

Derek Pilecki, President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

/s/ Rhett E. Ingerick*

August 12, 2019

Rhett E. Ingerick, Trustee

Date

 /s/ Bevin E. Newton*

August 12, 2019

Bevin E. Newton, Trustee

Date

/s/ Erik Anderson*

August 12, 2019

Erik Anderson, Treasurer

Date

/s/ Derek Pilecki

August 12, 2019

Derek Pilecki, Trustee, President and Secretary

Date

*By

/s/ Derek Pilecki

August 12, 2019

Derek Pilecki, President and Secretary

Date

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase